Company financial information - Maturity analysis of borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Maturity analysis of borrowings including related party borrowings
Borrowings	€ 6,928	€ 8,150
Not later than one year
Maturity analysis of borrowings including related party borrowings
Borrowings	2	8
Between one and two years
Maturity analysis of borrowings including related party borrowings
Borrowings	1	8
Between two and five years
Maturity analysis of borrowings including related party borrowings
Borrowings	962	3,332
Later than five years
Maturity analysis of borrowings including related party borrowings
Borrowings	5,963	4,802
Ardagh Group S.A.
Maturity analysis of borrowings including related party borrowings
Borrowings	€ 0	673
Ardagh Group S.A. | Later than five years
Maturity analysis of borrowings including related party borrowings
Borrowings		€ 673